Gross Unrealized Holding Losses on and Fair Value of Available-for-Sale Securities and Cost Method Investments Included in Other Investments (Detail) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2013	Mar. 31, 2012
Available-for-sale Securities | Equity securities
Marketable Securities And Unrealized Loss Position [Line Items]
Available-for-Sale Securities, Fair Value Less than 12 Months	¥ 4,013	¥ 39,366
Available-for-Sale Securities, Gross Unrealized Holding Losses Less than 12 Months	1,124	11,117
Available-for-Sale Securities, Fair Value 12 Months or Longer	10	27
Available-for-Sale Securities, Gross Unrealized Holding Losses 12 Months or Longer	2	9
Available-for-Sale Securities, Total	4,023	39,393
Available-for-Sale Securities, Gross Unrealized Losses, Total	1,126	11,126
Cost method Investments
Marketable Securities And Unrealized Loss Position [Line Items]
Cost method Investments Fair Value Less than 12 Months	271	287
Cost method Investments, Gross Unrealized Holding Losses Less than 12 Months	1,730	1,489
Cost method Investments Fair Value 12 months or longer	215	17
Cost method Investments, Gross Unrealized Holding Losses 12 Months or Longer	936	102
Cost method Investments, Total	486	304
Cost method Investments Gross Unrealized Loss, Total	¥ 2,666	¥ 1,591